Lease - Schedule of Future Minimum Lease Payments for Capital Leases Relevant Accounting Standard (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2022	$ 1,033	$ 1,007
2023	69	138
2024	0	69
2025	0	0
Total lease payments	$ 1,808	$ 1,214
Accounting Standards Update 840 Member
2022			$ 1,297
2023			208
2024			147
2025			73
Total lease payments			$ 1,725